Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares		Preferred shares	Additional paid-in capital	Accumulated comprehensive loss	Accumulated equity (deficit)	Total
Balance at Dec. 31, 2023				$ 119,506	$ (1,740)	$ (122,335)	$ (4,569)
Balance (in Shares) at Dec. 31, 2023	1,857,169,984
Issuance and exercise of warrants, net of issuance costs of $275				1,433			1,433
Issuance and exercise of warrants, net of issuance costs of $275 (in Shares)	1,491,240,800
Vested RSU’s
Vested RSU’s (in Shares)	1,020,800
Share-based compensation				333			333
Net loss						(4,481)	(4,481)
Balance at Jun. 30, 2024				121,272	(1,740)	(126,816)	(7,284)
Balance (in Shares) at Jun. 30, 2024	3,349,431,584
Balance at Dec. 31, 2024		[1]	$ 5,627	123,629	(1,740)	(117,539)	9,977
Balance (in Shares) at Dec. 31, 2024	3,411,983,584		1,000
Vested RSU’s
Vested RSU’s (in Shares)	32,816,000
Share-based compensation				270			270
Exercise of prefunded warrants
Exercise of prefunded warrants (in Shares)	322,944,000
Issuance of ordinary shares				1,745			1,745
Issuance of ordinary shares (in Shares)	2,288,880,000
Net loss						(4,134)	(4,134)
Balance at Jun. 30, 2025			$ 5,627	$ 125,644	$ (1,740)	$ (121,673)	$ 7,858
Balance (in Shares) at Jun. 30, 2025	6,056,623,584		1,000

[1]	Ordinary shares have no par value